Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	SCT Total to PEO (Forsyth)	Compensation Actually Paid to PEO (Forsyth)	SCT Total to PEO (Rhode)	Compensation Actually Paid to PEO (Rhode)	Average SCT Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income ($000s)	Company Selected Measure: Operating Profit Margin
							Company TSR	Peer Group TSR
(a)	(b)	(c)	(b')	(c')	(d)	(e)	(f)	(g)	(h)	(i)
2023	$8,393,825	$11,345,556	N/A	N/A	$2,393,470	$2,704,444	$171	$219	$176,703	24.9%
2022	$6,624,468	$6,333,653	N/A	N/A	$1,737,270	$1,433,114	$142	$243	$326,355	26.5%
2021	$3,835,080	$4,824,068	$2,158,910	$2,782,421	$1,676,775	$1,925,001	$134	$212	$217,344	22.4%

Company Selected Measure Name	Operating Profit Margin
Named Executive Officers, Footnote [Text Block]	The principal executive officers (PEOs) reflected in columns (b), (c), (b’), and (c’) are John M. Forsyth, our current Chief Executive Officer, and Jason P. Rhode, our former Chief Executive Officer. Dr. Rhode was a PEO during fiscal year 2021 but not during fiscal year 2023 or 2022.The non-principal executive officer named executive officers (“NEOs”) reflected in columns (d) and (e) reflect the following individuals:
FY2023: Venk Nathamuni, Thurman K. Case, Denise Grodé, Gregory S. Thomas, and Jeffrey W. Baumgartner
FY2022: Thurman K. Case, Gregory S. Thomas, Jeffrey W. Baumgartner, and Andy Brannan
FY2021: Thurman K. Case, Gregory S. Thomas, Jeffrey W. Baumgartner, and Jo-Dee M. Benson

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR of column (g) and within this Pay Versus Performance Disclosure corresponds to the Philadelphia Semiconductor Index (“PHLX Semiconductor”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended March 25, 2023. The comparison assumes $100 was invested in the Company and in the PHLX Semiconductor, respectively, for the period beginning after markets closed on last trading day before the earliest fiscal year in the table through the end of the noted fiscal year in the table.
PEO Actually Paid Compensation Amount	$ 11,345,556	$ 6,333,653
Adjustment To PEO Compensation, Footnote [Text Block]

Fiscal Year	Salary	Bonus	Non-Equity Incentive Plan Compensation	Stock and Option Award Compensation	Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Adjustments to Summary Compensation Table Total	Compensation Actually Paid
		(i)			(ii)		(iii)	(iv)
2023	$700,000	$—	$1,182,058	$6,500,117	$11,650	$8,393,825	$(6,500,117)	$9,451,848	$11,345,556
2022	$613,077	$—	$1,497,350	$4,500,031	$14,010	$6,624,468	$(4,500,031)	$4,209,216	$6,333,653
2021 (Forsyth)	$443,077	$—	$868,132	$2,509,489	$14,382	$3,835,080	$(2,509,489)	$3,498,477	$4,824,068
2021 (Rhode)	$692,308	$—	$1,457,042	$—	$9,560	$2,158,910	$—	$623,511	$2,782,421

FY2023 (Forsyth)	Fair Value of Current Year Equity Awards at 3/25/2023	Change in Fair Value of Prior Year Unvested Equity Awards at 3/25/2023	Change in Fair Value of Prior Year Equity Awards that Vested in FY2023	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$2,234,918	$523,074	$198,312	$2,956,304
PSUs	$2,412,067	$1,380,056	$(36,068)	$3,756,055
Options	$2,287,051	$566,644	$(114,206)	$2,739,489
Total	$6,934,036	$2,469,774	$48,038	$9,451,848

FY2022 (Forsyth)	Fair Value of Current Year Equity Awards at 3/26/2022	Change in Fair Value of Prior Year Unvested Equity Awards at 3/26/2022	Change in Fair Value of Prior Year Equity Awards that Vested in FY2022	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$1,494,764	$163,758	$(119,378)	$1,539,144
PSUs	$1,519,058	$(146,903)	$(244,199)	$1,127,956
Options	$1,482,061	$104,691	$(44,636)	$1,542,116
Total	$4,495,883	$121,546	$(408,213)	$4,209,216

FY2021 (Forsyth)	Fair Value of Current Year Equity Awards at 3/27/2021	Change in Fair Value of Prior Year Unvested Equity Awards at 3/27/2021	Change in Fair Value of Prior Year Equity Awards that Vested in FY2021	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$1,010,730	$742,157	$55,600	$1,808,487
PSUs	$742,965	$(344,986)	$—	$397,979
Options	$938,430	$293,886	$59,695	$1,292,011
Total	$2,692,125	$691,057	$115,295	$3,498,477

FY2021 (Rhode)	Fair Value of Current Year Equity Awards at 3/27/2021	Change in Fair Value of Prior Year Unvested Equity Awards at 3/27/2021	Change in Fair Value of Prior Year Equity Awards that Vested in FY2021	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$—	$891,053	$173,750	$1,064,803
PSUs	$—	$(1,103,182)	$(625,600)	$(1,728,782)
Options	$—	$1,064,049	$223,441	$1,287,490
Total	$—	$851,920	$(228,409)	$623,511

Non-PEO NEO Average Total Compensation Amount	$ 2,393,470	1,737,270	$ 1,676,775
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,704,444	1,433,114	1,925,001
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Fiscal Year	Salary	Bonus	Non-Equity Incentive Plan Compensation	Stock and Option Award Compensation	Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Adjustments to Summary Compensation Table Total	Compensation Actually Paid
		(i)			(ii)		(iii)	(iv)
2023	$400,929	$42,000	$422,520	$1,465,118	$62,902	$2,393,470	$(1,465,118)	$1,776,092	$2,704,444
2022	$408,257	$—	$712,785	$600,074	$16,155	$1,737,270	$(600,074)	$295,918	$1,433,114
2021	$380,249	$—	$500,338	$783,353	$12,836	$1,676,775	$(783,353)	$1,031,579	$1,925,001
i.Reflects average of one-time cash signing bonuses reported in the SCT for our NEOs for each fiscal year shown.
ii.Reflects “all other compensation” reported in the SCT for each fiscal year shown.
iii.Represents the grant date fair value of equity-based awards granted each year as determined in accordance with FASB ASC Topic 718.
iv.Reflects the value of equity awards calculated in accordance with the SEC methodology for determining CAP (as set forth in Item 402(v) of Regulation S-K) for each fiscal year shown. The equity component of CAP for each covered fiscal year is further detailed in the supplemental tables immediately below, where column (a) represents the fair value of equity awards granted during the covered fiscal year that are outstanding and unvested as the end of the covered fiscal year, column (b) reflects the change in fair value of any outstanding and unvested equity awards granted in any prior fiscal year from the end of such prior fiscal year to the end of the covered fiscal year, and column (c) reflects the change in fair value of any equity awards granted in any prior fiscal year from the end of the prior fiscal year to the vesting date at the end of or during the covered fiscal year.

FY2023	Average Fair Value of Current Year Equity Awards at 3/25/2023	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/25/2023	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2023	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$656,263	$51,670	$(106,862)	$601,071
PSUs	$459,696	$134,568	$(60,710)	$533,554
Options	$687,446	$60,702	$(106,681)	$641,467
Total	$1,803,405	$246,940	$(274,253)	$1,776,092

FY2022	Average Fair Value of Current Year Equity Awards at 3/26/2022	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/26/2022	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2022	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$199,319	$35,456	$(92,461)	$142,314
PSUs	$202,583	$(105,146)	$(148,911)	$(51,474)
Options	$195,545	$50,133	$(40,600)	$205,078
Total	$597,447	$(19,557)	$(281,972)	$295,918

FY2021	Average Fair Value of Current Year Equity Awards at 3/27/2021	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/27/2021	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2021	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$315,521	$257,430	$38,399	$611,350
PSUs	$231,896	$(327,246)	$(78,200)	$(173,550)
Options	$288,566	$249,545	$55,668	$593,779
Total	$835,983	$179,729	$15,867	$1,031,579

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid ($000s)
Total Shareholder Return Value of Initial Fixed $100 Investment
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$—
$300
$250
$200
$150
$100
$50
$11,346
$243
$212
$219
$6,334
$171
$4,824
$142
$2,782
$134
$1,925
$1,433
$2,704
2021
2022
2023
CAP to PEO (Rhode)
CAP to PEO (Forsyth)
Avg CAP to Non-PEO NEOs
Company TSR
Peer Group TSR

Compensation Actually Paid vs. Net Income [Text Block]

$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$—
Compensation Actually Paid ($000s)
$450
$400
$350
$300
$250
$200
$150
$100
$50
$—
Net Income ($ Millions)
$11,346
$326
$217
$6,334
$177
$4,824
$2,704
$1,925
$2,782
$1,433
2021
2022
2023
CAP to PEO (Rhode)
CAP to PEO (Forsyth)
Avg CAP to Non-PEO NEOs
Company Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$—
35.0%
30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
Compensation Actually Paid ($000s)
Operating Profit Margin
22.4%
26.5%
24.9%
$2,782
$4,824
$1,925
$6,334
$1,433
$11,346
$2,704
2021
2022
2023
CAP to PEO (Rhode)
CAP to PEO (Forsyth)
Avg CAP to Non-PEO NEOs
Operating Profit Margin

Tabular List [Table Text Block]	Cirrus Logic considers the following, listed in no particular order, to be the most important financial performance measures it uses to link compensation actually paid to its NEOs, for fiscal year 2023, to Company performance.

- Operating Profit Margin
- Revenue Growth
- Relative TSR

Total Shareholder Return Amount	$ 171	142	134
Peer Group Total Shareholder Return Amount	219	243	212
Net Income (Loss)	$ 176,703,000	$ 326,355,000	$ 217,344,000
Company Selected Measure Amount	0.249	0.265	0.224
PEO Name	John M. Forsyth	John M. Forsyth	Jason P. Rhode
Additional 402(v) Disclosure [Text Block]	The Net Income of column (h) is GAAP net income as reported under the Company’s Consolidated Statements of Income on Form 10-K for the applicable fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	- Operating Profit Margin
Non-GAAP Measure Description [Text Block]	The Operating Profit Margin of column (i) corresponds to the metric defined in our 2007 Management and Key Individual Contributor Incentive Plan (“Incentive Plan”), which is used (along with revenue growth) in the calculation of cash bonuses. This Operating Profit Margin metric is discussed in the CD&A subsection entitled, “Incentive Plan Pay-Out Percentage” of the Company’s proxy statements. Effective fiscal year 2023 (and as disclosed herein and in our fiscal year 2022 proxy statement), the definition of Operating Profit Margin was changed with the intention that Operating Profit Margin would be equivalent to our publicly-reported non-GAAP operating profit. The figures presented in column (i) for fiscal years 2022 and 2021 are calculated under this current definition of Operating Profit Margin, aligning with our non-GAAP operating profit figures for those fiscal years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	- Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	- Relative TSR
Forsyth [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,393,825	$ 6,624,468	$ 3,835,080
PEO Actually Paid Compensation Amount	11,345,556	6,333,653	4,824,068
Rhode [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,158,910
PEO Actually Paid Compensation Amount			2,782,421
PEO [Member] | Forsyth [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,451,848	4,209,216	3,498,477
PEO Compensation Amount, Salary	700,000	613,077	443,077
PEO Compensation Amount, Bonus	0	0	0
PEO Compensation Amount, Non-Equity Incentive Plan Compensation	1,182,058	1,497,350	868,132
PEO Compensation Amount, Stock and Option Award Compensation	6,500,117	4,500,031	2,509,489
PEO Compensation Amount, Other Compensation	11,650	14,010	14,382
PEO Compensation Amount, Summary Compensation Table Total	8,393,825	6,624,468	3,835,080
PEO Compensation Amount, Deductions from Summary Compensation Table Total	(6,500,117)	(4,500,031)	(2,509,489)
PEO [Member] | Forsyth [Member] | Equity Awards Granted During the Year, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,234,918	1,494,764	1,010,730
PEO [Member] | Forsyth [Member] | Equity Awards Granted in Prior Years, Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	523,074	163,758	742,157
PEO [Member] | Forsyth [Member] | Equity Awards Granted in Prior Years, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	198,312	(119,378)	55,600
PEO [Member] | Forsyth [Member] | Equity Award Adjustments, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,956,304	1,539,144	1,808,487
PEO [Member] | Forsyth [Member] | Equity Awards Granted During the Year, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,412,067	1,519,058	742,965
PEO [Member] | Forsyth [Member] | Equity Awards Granted in Prior Years, Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,380,056	(146,903)	(344,986)
PEO [Member] | Forsyth [Member] | Equity Awards Granted in Prior Years, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(36,068)	(244,199)	0
PEO [Member] | Forsyth [Member] | Equity Award Adjustments, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,756,055	1,127,956	397,979
PEO [Member] | Forsyth [Member] | Equity Awards Granted During the Year, Vested, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,287,051	1,482,061	938,430
PEO [Member] | Forsyth [Member] | Equity Awards Granted in Prior Years, Unvested, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	566,644	104,691	293,886
PEO [Member] | Forsyth [Member] | Equity Awards Granted in Prior Years, Vested, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(114,206)	(44,636)	59,695
PEO [Member] | Forsyth [Member] | Equity Award Adjustments, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,739,489	1,542,116	1,292,011
PEO [Member] | Forsyth [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,934,036	4,495,883	2,692,125
PEO [Member] | Forsyth [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,469,774	121,546	691,057
PEO [Member] | Forsyth [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,038	(408,213)	115,295
PEO [Member] | Rhode [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			623,511
PEO Compensation Amount, Salary			692,308
PEO Compensation Amount, Bonus			0
PEO Compensation Amount, Non-Equity Incentive Plan Compensation			1,457,042
PEO Compensation Amount, Stock and Option Award Compensation			0
PEO Compensation Amount, Other Compensation			9,560
PEO Compensation Amount, Summary Compensation Table Total			2,158,910
PEO Compensation Amount, Deductions from Summary Compensation Table Total			0
PEO [Member] | Rhode [Member] | Equity Awards Granted During the Year, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Rhode [Member] | Equity Awards Granted in Prior Years, Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			891,053
PEO [Member] | Rhode [Member] | Equity Awards Granted in Prior Years, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			173,750
PEO [Member] | Rhode [Member] | Equity Award Adjustments, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,064,803
PEO [Member] | Rhode [Member] | Equity Awards Granted During the Year, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Rhode [Member] | Equity Awards Granted in Prior Years, Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,103,182)
PEO [Member] | Rhode [Member] | Equity Awards Granted in Prior Years, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(625,600)
PEO [Member] | Rhode [Member] | Equity Award Adjustments, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,728,782)
PEO [Member] | Rhode [Member] | Equity Awards Granted During the Year, Vested, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Rhode [Member] | Equity Awards Granted in Prior Years, Unvested, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,064,049
PEO [Member] | Rhode [Member] | Equity Awards Granted in Prior Years, Vested, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			223,441
PEO [Member] | Rhode [Member] | Equity Award Adjustments, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,287,490
PEO [Member] | Rhode [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Rhode [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			851,920
PEO [Member] | Rhode [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(228,409)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,776,092	295,918	1,031,579
Non-PEO NEO Average Compensation, Salary	400,929	408,257	380,249
Non-PEO NEO Average Compensation, Bonus	42,000	0	0
Non-PEO NEO Average Compensation, Non-Equity Incentive Plan Compensation	422,520	712,785	500,338
Non-PEO NEO Average Compensation, Stock and Option Award Compensation	1,465,118	600,074	783,353
Non-PEO NEO Average Compensation, Other Compensation	62,902	16,155	12,836
Non-PEO NEO Average Compensation, Summary Compensation Table Total	2,393,470	1,737,270	1,676,775
Non-PEO NEO Average Compensation, Deductions from Summary Compensation Table Total	(1,465,118)	(600,074)	(783,353)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	656,263	199,319	315,521
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	51,670	35,456	257,430
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(106,862)	(92,461)	38,399
Non-PEO NEO [Member] | Equity Award Adjustments, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	601,071	142,314	611,350
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	459,696	202,583	231,896
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	134,568	(105,146)	(327,246)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,710)	(148,911)	(78,200)
Non-PEO NEO [Member] | Equity Award Adjustments, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	533,554	(51,474)	(173,550)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	687,446	195,545	288,566
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,702	50,133	249,545
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(106,681)	(40,600)	55,668
Non-PEO NEO [Member] | Equity Award Adjustments, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	641,467	205,078	593,779
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,803,405	597,447	835,983
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	246,940	(19,557)	179,729
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (274,253)	$ (281,972)	$ 15,867